Short-term debt (Tables)	9 Months Ended
Sep. 30, 2023
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	September 30,	December 31,
	2023	2022
Commercial paper program	494,703	495,424
Borrowings under lines of credit	52,051	169,511
Other	75	78
Short-term debt from unrelated parties	546,829	665,013
Short-term debt from related parties (see note 5 c)	3,000	4,000
Short-term debt	549,829	669,013